Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	Northern Lights Variable Trust
Central Index Key	0001352621
Amendment Flag	false
Document Creation Date	Feb. 20, 2013
Document Effective Date	Feb. 20, 2013
Prospectus Date	Feb. 20, 2013